Convertible Loans and Shareholder Loans - Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost (Details) - CNY (¥)		Dec. 31, 2025	Dec. 31, 2024
January 2019 Shareholder Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		¥ 14,180,240	¥ 14,538,200
At fair value, Current
November 2020 Shareholder Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		4,920,160	5,031,880
At fair value, Current
February 2021 Shareholders Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		4,107,357	64,772,782
At fair value, Current
Non-current:
At amortized cost, Non-current		16,483,576
At fair value, Non-current
Subtotal [Member]
Debt Conversion [Line Items]
At amortized cost, Current		23,207,757	84,342,862
At fair value, Current
August 2021 Convertible Loan [Member]
Non-current:
At amortized cost, Non-current			3,500,000
At fair value, Non-current
Convertible Loans and Shareholder Loans [Member]
Debt Conversion [Line Items]
At amortized cost, Current		23,207,757	87,842,862
At fair value, Current
Subtotal [Member]
Debt Conversion [Line Items]
At amortized cost, Current		16,483,576
At fair value, Current
July 2025 Convertible Loans [Member]
Non-current:
At amortized cost, Non-current		137,501,657
At fair value, Non-current
May & June 2023 Convertible Loans [Member]
Non-current:
At amortized cost, Non-current	[1]
At fair value, Non-current	[1]		1,424,552
December 2024 Convertible Loan [Member]
Non-current:
At amortized cost, Non-current	[2]
At fair value, Non-current	[2]		8,651,529
Subtotal [Member]
Non-current:
At amortized cost, Non-current		137,501,657
At fair value, Non-current			10,076,081
Non-current Total [Member]
Non-current:
At amortized cost, Non-current		153,985,233
At fair value, Non-current			¥ 10,076,081

[1]	The aggregate unpaid principal balances of May & June 2023 Convertible Loans which was recorded at fair value option was RMB1,169,693 (US$162,720) and nil as of December 31, 2024 and 2025 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB254,858 (US$35,454) and nil as of December 31, 2024 and 2025, respectively.
[2]	The aggregate unpaid principal balances of December 2024 Convertible Loans which was recorded at fair value option was RMB8,678,280 (US$1,207,262) and nil as of December 31, 2024 and 2025. The amount of the fair value carrying amount under the aggregate unpaid principal balance was RMB26,751 (US$3,665) and nil as of December 31, 2024 and 2025.